Other disclosures - Disclosure of gross exposure by stages of impairment (Details) - Home purchase loans - Spain - Gross carrying amount - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Financial assets	€ 59,927	€ 59,316
With collateral
Disclosure of credit risk exposure [line items]
Financial assets	59,726	59,108
Less than or equal to 40% | With collateral
Disclosure of credit risk exposure [line items]
Financial assets	17,180	17,205
More than 40% or less than 60% | With collateral
Disclosure of credit risk exposure [line items]
Financial assets	20,202	20,085
More than 60% and less than 80% | With collateral
Disclosure of credit risk exposure [line items]
Financial assets	18,391	17,955
More than 80% and less or equal to 100% | With collateral
Disclosure of credit risk exposure [line items]
Financial assets	3,103	2,925
More than 100% | With collateral
Disclosure of credit risk exposure [line items]
Financial assets	850	938
Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	729	789
Credit impaired | With collateral
Disclosure of credit risk exposure [line items]
Financial assets	723	778
Credit impaired | Less than or equal to 40% | With collateral
Disclosure of credit risk exposure [line items]
Financial assets	133	114
Credit impaired | More than 40% or less than 60% | With collateral
Disclosure of credit risk exposure [line items]
Financial assets	185	167
Credit impaired | More than 60% and less than 80% | With collateral
Disclosure of credit risk exposure [line items]
Financial assets	169	189
Credit impaired | More than 80% and less or equal to 100% | With collateral
Disclosure of credit risk exposure [line items]
Financial assets	107	130
Credit impaired | More than 100% | With collateral
Disclosure of credit risk exposure [line items]
Financial assets	€ 129	€ 178